Note 33 - Employee Benefits - Reconciliation in Movement of Liabilities and Assets - Impact on Balance Sheet (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized	€ 735	[1]	€ 971	[2]
Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	14,999		20,404
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	164		230
Interest cost	606		289
Past service cost and gain or loss arising from settlements	9		19
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	517		(5,400)
Actuarial gain or loss arising from changes in demographic assumptions	(24)		104
Actuarial gain or loss arising from experience	102		204
Cash flow and other changes [Abstract]
Contributions by plan participants	17		17
Benefits paid	(746)		(775)
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		(4)
Exchange rate changes	37		(89)
Other, Cash Flow and Other Changes	0		0
Change in the present value of the defined benefit obligation: Balance, end of year	15,681		14,999
thereof, Reconciliation
Unfunded	219		228
Funded	15,462		14,771
Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	16,077		20,888
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income	654		299
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income	298		(3,890)
Cash flow and other changes [Abstract]
Contributions by plan participants	17		17
Contributions by the employer	125	[3]	(325)	[4]
Benefits paid	(721)	[5]	(752)	[6]
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		0
Exchange rate changes	77		(153)
Other, Cash Flow and Other Changes	0		0
thereof, Reconciliation
Plan administration costs	(9)		(7)
Change in fair value of plan assets: Balance, end of year	16,518		16,077
Funded status, end of year	837		1,078
Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	(107)		(90)
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	(2)		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus	13		(12)
Cash flow and other changes [Abstract]
Exchange rate changes	(6)		(5)
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year	(102)		(107)
Germany [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized	28		314
Germany [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	10,037		13,097
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	115		164
Interest cost	373		142
Past service cost and gain or loss arising from settlements	8		17
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	387		(3,055)
Actuarial gain or loss arising from changes in demographic assumptions	36		80
Actuarial gain or loss arising from experience	45		79
Cash flow and other changes [Abstract]
Contributions by plan participants	1		1
Benefits paid	(498)		(485)
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		(2)
Exchange rate changes	0		0
Other, Cash Flow and Other Changes	0		0
Change in the present value of the defined benefit obligation: Balance, end of year	10,504		10,037
thereof, Reconciliation
Unfunded	0		0
Funded	10,504		10,037
Germany [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	10,351		12,642
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income	387		139
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income	247		(1,594)
Cash flow and other changes [Abstract]
Contributions by plan participants	1		1
Contributions by the employer	44	[3]	(353)	[4]
Benefits paid	(498)	[5]	(485)	[6]
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		1
Exchange rate changes	0		0
Other, Cash Flow and Other Changes	0		0
thereof, Reconciliation
Plan administration costs	0		0
Change in fair value of plan assets: Balance, end of year	10,532		10,351
Funded status, end of year	28		314
Germany [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	0		0
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus	0		0
Cash flow and other changes [Abstract]
Exchange rate changes	0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year	0		0
UK [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized	886		892
UK [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	2,876		4,929
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	9		18
Interest cost	137		88
Past service cost and gain or loss arising from settlements	2		2
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	55		(1,966)
Actuarial gain or loss arising from changes in demographic assumptions	(59)		29
Actuarial gain or loss arising from experience	55		97
Cash flow and other changes [Abstract]
Contributions by plan participants	0		0
Benefits paid	(109)		(131)
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		0
Exchange rate changes	60		(190)
Other, Cash Flow and Other Changes	0		0
Change in the present value of the defined benefit obligation: Balance, end of year	3,026		2,876
thereof, Reconciliation
Unfunded	9		10
Funded	3,017		2,866
UK [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	3,768		6,019
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income	180		108
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income	(5)		(1,982)
Cash flow and other changes [Abstract]
Contributions by plan participants	0		0
Contributions by the employer	0	[3]	0	[4]
Benefits paid	(108)	[5]	(130)	[6]
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		0
Exchange rate changes	83		(243)
Other, Cash Flow and Other Changes	0		0
thereof, Reconciliation
Plan administration costs	(6)		(4)
Change in fair value of plan assets: Balance, end of year	3,912		3,768
Funded status, end of year	886		892
UK [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	0		0
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus	0		0
Cash flow and other changes [Abstract]
Exchange rate changes	0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year	0		0
US [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized	(169)		(206)
US [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	1,202		1,351
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	7		10
Interest cost	61		39
Past service cost and gain or loss arising from settlements	0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	39		(196)
Actuarial gain or loss arising from changes in demographic assumptions	0		(5)
Actuarial gain or loss arising from experience	(7)		3
Cash flow and other changes [Abstract]
Contributions by plan participants	0		0
Benefits paid	(89)		(92)
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		0
Exchange rate changes	(41)		92
Other, Cash Flow and Other Changes	0		0
Change in the present value of the defined benefit obligation: Balance, end of year	1,172		1,202
thereof, Reconciliation
Unfunded	138		143
Funded	1,034		1,059
US [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	996		1,148
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income	50		33
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income	28		(184)
Cash flow and other changes [Abstract]
Contributions by plan participants	0		0
Contributions by the employer	40	[3]	0	[4]
Benefits paid	(74)	[5]	(77)	[6]
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		0
Exchange rate changes	(35)		79
Other, Cash Flow and Other Changes	0		0
thereof, Reconciliation
Plan administration costs	(2)		(3)
Change in fair value of plan assets: Balance, end of year	1,003		996
Funded status, end of year	(169)		(206)
US [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	0		0
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus	0		0
Cash flow and other changes [Abstract]
Exchange rate changes	0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year	0		0
Other [Member] | Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet, Grouping [Domain Member]
thereof, Reconciliation
Net asset (liability) recognized	(10)		(29)
Other [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year	884		1,027
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost	33		38
Interest cost	35		20
Past service cost and gain or loss arising from settlements	(1)		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions	36		(183)
Actuarial gain or loss arising from changes in demographic assumptions	(1)		0
Actuarial gain or loss arising from experience	9		25
Cash flow and other changes [Abstract]
Contributions by plan participants	16		16
Benefits paid	(50)		(67)
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		(2)
Exchange rate changes	18		9
Other, Cash Flow and Other Changes	0		0
Change in the present value of the defined benefit obligation: Balance, end of year	979		884
thereof, Reconciliation
Unfunded	72		75
Funded	907		809
Other [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year	962		1,079
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income	37		19
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income	28		(130)
Cash flow and other changes [Abstract]
Contributions by plan participants	16		16
Contributions by the employer	41	[3]	28	[4]
Benefits paid	(41)	[5]	(60)	[6]
Payments in respect to settlements	0		0
Acquisitions/Divestitures, Cashflows and other changes	0		(1)
Exchange rate changes	29		11
Other, Cash Flow and Other Changes	0		0
thereof, Reconciliation
Plan administration costs	(1)		0
Change in fair value of plan assets: Balance, end of year	1,071		962
Funded status, end of year	92		78
Other [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year	(107)		(90)
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost	(2)		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus	13		(12)
Cash flow and other changes [Abstract]
Exchange rate changes	(6)		(5)
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year	€ (102)		€ (107)

[1]	Thereof € 1,087 million recognized in Other assets and € 353 million in Other liabilities
[2]	Thereof € 1,326 million recognized in Other assets and € 355 million in Other liabilities
[3]	Net Amount includes re-imbursement of 2023 benefit payments
[4]	Net Amount includes re-imbursement of 2022 benefit payments and a forgiven benefit payment from 2021
[5]	For funded plans only
[6]	For funded plans only